NATURE OF BUSINESS AND COMPANY (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Name	Background	Ownership	Principal activities
Leifras	● A Japan company ● Incorporated on August 28, 2001	-	Engaged in management and operation of sports clubs, sports classes and cultural classes, management of extracurricular activities in elementary and junior high schools, sports and healthcare facility management, selling sports equipment, and investment holding

Leifras Travel Co., Ltd.	● A Japan company ● Incorporated on April 9, 2019 ● Liquidated on June 15, 2026	100% owned by Leifras	Engaged in travel business based on the Travel Agency Act

Apicos Co., Ltd. (“Apicos”)	● A Japan company ● Incorporated on January 6, 2020	100% owned by Leifras	Engaged in management of after-school childcare facilities

Tokai Sports Co., Ltd.	● A Japan company ● Incorporated on April 9, 1992 ● Acquired on June 1, 2026	100% owned by Leifras	Engaged in management and operation of sports clubs, sports classes, and cultural classes